(Loss)/ Earnings per share	12 Months Ended
Dec. 31, 2025
(Loss)/ Earnings per share [Abstract]
(Loss)/ Earnings per share
17.	(Loss)/ Earnings per share

(a)	Basic (loss)/ earnings per ordinary share

	December 31, 2025	December 31, 2024	December 31, 2023
(Loss)/Profit attributable to equity holders of the parent (USD)	(15,242,850)	(83,637,387)	960,686
Weighted average number of ordinary shares outstanding	22,586,305	16,458,468	100,000
Basic (loss)/earnings per ordinary share (USD)	(0.67)	(5.08)	9.61

(b)	Diluted (loss)/ earnings per ordinary share

The diluted (loss)/earnings per ordinary share equal the basic earnings per ordinary share as there were no dilutive potential ordinary shares throughout the reporting periods.

The Group has issued a convertible note as disclosed under Note 11. The note can only be exercised after one year anniversary of the date entered into which is June 10, 2025 and has been converted on September 12, 2025.